Expense Example, No Redemption - Federated Hermes Capital Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	656	880	1,123	1,816	189	585	1,006	1,981	188	582	1,001	2,169	211	446	700	1,427	145	449	776	1,702	87	271	471	1,049